SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Settlement agreements relating to the aborted Agreement and Plan of Merger	$ 2,727	$ 2,617	$ 13,314
Sale of an investment which previously had been written off		3,034	24,314
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition		2,539
Other	2	(116)	(268)
Total other income	$ 2,729	$ 8,074	$ 37,360